N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2
Entity Central Index Key	0000080941
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]
KEY INFORMATION

Important Information You Should Consider About the Contracts

Fees and Expenses

Charges for Early Withdrawals
Prudential does not impose any charges for withdrawals. Your ability to make withdrawals under the Contract is limited by federal tax law and your employer—the Contractholder—may impose additional restrictions. Generally premature distributions or withdrawals may be restricted or subject to a 10% tax (which is in addition to normal ordinary income taxes) for early distribution. Because of these federal tax implications, we urge you to consult with your tax adviser before making any withdrawals under the Contract.

For more information on withdrawals, please refer to the section of this prospectus titled “The Contract-Withdrawal of Contributions.”

Transaction Charges
The Contract does not have any transaction charges. Although Prudential has no present intention to do so, please note that Prudential reserves the right in the future to impose or deduct a maximum sales charge of 2.5% from contributions.

Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in VCA 2 is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment in VCA 2 to cover such taxes or assessments, if any, when applicable.

For more information on transaction charges, please refer to the sections of this prospectus titled “Contract Charges” and “The Contract; Deductions for Taxes on Annuity Considerations.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the Contract and the options you choose. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.

VCA 2
Annual Fee	Minimum	Maximum
Base Contrac t*, **	0.375%	0.375%
Investment options (Portfolio fees and expenses)***	0.10%	0.10%
* As a percentage of average account value.

** “Base Contract” consists of the mortality and expense risk fee and the annual account fee of up to $30 (which rounds to less than 0.01%). In certain instances we do not charge the annual account fee or the mortality and expense risk fee.

*** “Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.

The Contract is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the Contract, which could add charges for early withdrawals that substantially increase costs.

Lowest Annual Cost	Highest Annual Cost
$477	$477
Assumes:	Assumes
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Contract Classes and Fidelity Fund fees and expenses	• Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
• No sales charges	• No sales charges

• No additional Contributions, transfers or withdrawals	• No additional Contributions, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the section of this prospectus titled “Fee Table.”

Charges for Early Withdrawals [Text Block]
Prudential does not impose any charges for withdrawals. Your ability to make withdrawals under the Contract is limited by federal tax law and your employer—the Contractholder—may impose additional restrictions. Generally premature distributions or withdrawals may be restricted or subject to a 10% tax (which is in addition to normal ordinary income taxes) for early distribution. Because of these federal tax implications, we urge you to consult with your tax adviser before making any withdrawals under the Contract.

For more information on withdrawals, please refer to the section of this prospectus titled “The Contract-Withdrawal of Contributions.”

Transaction Charges [Text Block]
The Contract does not have any transaction charges. Although Prudential has no present intention to do so, please note that Prudential reserves the right in the future to impose or deduct a maximum sales charge of 2.5% from contributions.

Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in VCA 2 is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment in VCA 2 to cover such taxes or assessments, if any, when applicable.

For more information on transaction charges, please refer to the sections of this prospectus titled “Contract Charges” and “The Contract; Deductions for Taxes on Annuity Considerations.”

Ongoing Fees and Expenses [Table Text Block]

VCA 2
Annual Fee	Minimum	Maximum
Base Contrac t*, **	0.375%	0.375%
Investment options (Portfolio fees and expenses)***	0.10%	0.10%
* As a percentage of average account value.

** “Base Contract” consists of the mortality and expense risk fee and the annual account fee of up to $30 (which rounds to less than 0.01%). In certain instances we do not charge the annual account fee or the mortality and expense risk fee.

*** “Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.375%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.375%	[1],[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average account value.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.10%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.10%	[3]
Investment Options Footnotes [Text Block]	“Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.
Lowest and Highest Annual Cost [Table Text Block]

The Contract is not customizable, and there are no choices you can make that will affect how much you will pay. To help you understand the cost of investing in the Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the Contract, which could add charges for early withdrawals that substantially increase costs.

Lowest Annual Cost	Highest Annual Cost
$477	$477
Assumes:	Assumes
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Contract Classes and Fidelity Fund fees and expenses	• Most expensive combination of Contract Classes and Fidelity Fund fees and expenses
• No sales charges	• No sales charges

• No additional Contributions, transfers or withdrawals	• No additional Contributions, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the section of this prospectus titled “Fee Table.”

Lowest Annual Cost [Dollars]	$ 477
Highest Annual Cost [Dollars]	$ 477
Risks [Table Text Block]

Risks

Risk of Loss	You can lose money by participating in the Contract. For more information on the risk of loss, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Not a Short-Term Investment
The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Contributions in the Contract is consistent with the purpose for which the investment is being considered.

For more information on the short-term investment risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment option available under the Contract (the Fidelity Fund). The Contract has its own unique risks, and you should review the Contract before making an investment decision.

For more information on the risks associated with the Contract, please refer to the section
of this prospectus titled “Principal Risks of Participating in the Contract.”

Insurance Company Risks
An investment in the Contract is subject to the risks related to Prudential. No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contract. You should look to the financial strength of Prudential for its claims-paying ability. More information about Prudential is available upon request. Such requests can be made at (855)
756-4738.
Information about Prudential’s financial strength ratings can be found under “Investor Relations” at the bottom of the home page at www.prudential.com.

For more information on insurance company risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Investment Restrictions [Text Block]
Unless the Contract specifically provides otherwise, you can transfer all or some of the number of Units credited to you to a fixed dollar annuity contract issued under Prudential’s Group Tax Deferred Annuity Program. Although there is no charge for transfers currently, we may impose one at any time upon notice to you. Different procedures may apply if the Contract has a recordkeeper other than Prudential. Prudential reserves the right to limit how many transfers you may make in any given period of time.

For more information on investment and transfer
restrictions
, please refer to the section of this prospectus titled “The Contract; Transfer Payments.”

Optional Benefit Restrictions [Text Block]
The Contract does not offer any optional benefits, but it does provide for a death benefit.

For mo
r
	e information on the death benefit, please refer to the section of this prospectus titled “Death Benefits.”
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

	For more information on tax implications, please refer to the section of this prospectus titled “Additional Information.”
Investment Professional Compensation [Text Block]
Investment professionals may receive compensation for selling the Contracts to investors and may have a financial incentive to offer or recommend the Contracts over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm.

For more information on investment professional compensation, please refer to the Statement of Additional Information (SAI).

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange the Contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing Contract.

For more information on exchanges, please
re
fer to the section of this prospectus titled “Additional Information.”

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to information provided by your Employer for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that
you buy the Contract, surrender or make withdrawals from the Contract. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the section titled “Contract Charges.”

Transaction Expenses*	Current	Maximum
Sales Load Imposed on Purchases (as a percentage of contributions made)	None	2.5%
Deferred Sales Load (as a percentage of contributions withdrawn)	None	None
Exchange Fee	None	None

* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.

The next table describes the fees and expenses that you will pay each year
during the time that you participate in the Contract. These fees and expenses do not include the Fidelity Fund’s fees and expenses.

Annual Contract Expenses	Maximum
Administrative Expenses*	$30
Base Contract Expenses (as a percentage of average account value)**	0.375%

* Administrative Expenses may be reduced based on recordkeeping arrangements for the Contract. While a Participant is receiving annuity payments, we do not charge the fee. If you have a fixed-dollar annuity contract, the fee will be divided between VCA 2 and the fixed-dollar contract.
** While a Participant is receiving payments under the variable annuity certain option, we do not charge Base Contract Expenses.
The next table shows the minimum and maximum total operating expenses charged by the Fidelity Fund that you may pay periodically during the time that you participate in the Contract. The annual expenses for the Fidelity Fund may also be found at the back of this document.

Annual Fidelity Fund Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	0.10%

Example
This Example is intended to help you compare the cost of participating in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and the annual expenses for the Fidelity Fund. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum expenses for the Fidelity Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your investment in the Contract at the end of the applicable time period:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629
If you annuitize at the end of the applicable time period:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629
If you do not surrender your investment in the Contract:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629

Transaction Expenses [Table Text Block]

Transaction Expenses*	Current	Maximum
Sales Load Imposed on Purchases (as a percentage of contributions made)	None	2.5%
Deferred Sales Load (as a percentage of contributions withdrawn)	None	None
Exchange Fee	None	None

* Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.

Sales Load (of Purchase Payments), Maximum [Percent]	2.50%	[4]
Sales Load (of Purchase Payments), Current [Percent]	0.00%	[4]
Sales Load, Footnotes [Text Block]	Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%	[4]
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%	[4]
Deferred Sales Load, Footnotes [Text Block]	Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
Exchange Fee, Maximum [Dollars]	$ 0	[4]
Exchange Fee, Current [Dollars]	$ 0	[4]
Exchange Fee, Footnotes [Text Block]	Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you participate in the Contract. These fees and expenses do not include the Fidelity Fund’s fees and expenses.

Annual Contract Expenses	Maximum
Administrative Expenses*	$30
Base Contract Expenses (as a percentage of average account value)**	0.375%

* Administrative Expenses may be reduced based on recordkeeping arrangements for the Contract. While a Participant is receiving annuity payments, we do not charge the fee. If you have a fixed-dollar annuity contract, the fee will be divided between VCA 2 and the fixed-dollar contract.
** While a Participant is receiving payments under the variable annuity certain option, we do not charge Base Contract Expenses.

Administrative Expense, Maximum [Dollars]	$ 30	[5]
Administrative Expense, Footnotes [Text Block]	Administrative Expenses may be reduced based on recordkeeping arrangements for the Contract. While a Participant is receiving annuity payments, we do not charge the fee. If you have a fixed-dollar annuity contract, the fee will be divided between VCA 2 and the fixed-dollar contract.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.375%	[6]
Base Contract Expense, Footnotes [Text Block]	While a Participant is receiving payments under the variable annuity certain option, we do not charge Base Contract Expenses.
Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses charged by the Fidelity Fund that you may pay periodically during the time that you participate in the Contract. The annual expenses for the Fidelity Fund may also be found at the back of this document.

Annual Fidelity Fund Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	0.10%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.10%
Portfolio Company Expenses Maximum [Percent]	0.10%
Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of participating in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and the annual expenses for the Fidelity Fund. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum expenses for the Fidelity Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your investment in the Contract at the end of the applicable time period:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629
If you annuitize at the end of the applicable time period:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629
If you do not surrender your investment in the Contract:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629

Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,005
Surrender Expense, 3 Years, Maximum [Dollars]	4,079
Surrender Expense, 5 Years, Maximum [Dollars]	5,246
Surrender Expense, 10 Years, Maximum [Dollars]	$ 8,629
Annuitize Example [Table Text Block]
Example
This Example is intended to help you compare the cost of participating in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and the annual expenses for the Fidelity Fund. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum expenses for the Fidelity Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your investment in the Contract at the end of the applicable time period:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629
If you annuitize at the end of the applicable time period:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629
If you do not surrender your investment in the Contract:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,005
Annuitized Expense, 3 Years, Maximum [Dollars]	4,079
Annuitized Expense, 5 Years, Maximum [Dollars]	5,246
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 8,629
No Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of participating in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and the annual expenses for the Fidelity Fund. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum expenses for the Fidelity Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your investment in the Contract at the end of the applicable time period:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629
If you annuitize at the end of the applicable time period:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629
If you do not surrender your investment in the Contract:	1 year $3,005	3 years $4,079	5 years $5,246	10 years $8,629

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,005
No Surrender Expense, 3 Years, Maximum [Dollars]	4,079
No Surrender Expense, 5 Years, Maximum [Dollars]	5,246
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 8,629
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF PARTICIPATING IN THE CONTRACT
The risks identified below are the principal risks of participating in the Contract. These risks are in addition to the investment risks discussed in the Fidelity Fund’s prospectus. The Contract may be subject to additional risks other than those identified and described in this prospectus or the Fidelity Fund’s prospectus.
Risks Associated with Variable Investment Options
You take all the investment risk for amounts allocated to VCA 2, which invests in the Fidelity Fund. If the assets in VCA 2 increase in value, then your Unit Value goes up; if they decrease in value, your Unit Value goes down. How much your Unit Value goes up or down depends on the performance of the Fidelity Fund. We do not guarantee the investment results of the Fidelity Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Fidelity Fund.
Insurance Company Risk
No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contract. You should look to the financial strength of Prudential for its claims-paying ability. Prudential is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as
COVID-19),
utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Prudential and our ability to conduct business and process transactions. Although Prudential has business continuity plans, it is possible that the plans may not operate as intended or required and that Prudential may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Annuitization
Once you annuitize your interest under the Contract, your decision is irrevocable. The impacts of this decision are:
∎
Your Unit Value is no longer available to you to allocate among investment options (to the extent allowed under the Contract) or make further withdrawals. Instead, you will be paid a stream of annuity payments.

∎	You generally cannot change the payment stream you chose once it has begun.
∎	The Death Benefit terminates upon annuitization.
Possible Adverse Tax Consequences
The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Before payments are made under the Contract for your benefit or taking other action related to the Contract, you should consult with a qualified tax adviser for complete information and advice.
Not a Short-Term Investment
The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Contributions in the Contract is consistent with the purpose for which the investment is being considered.
Risk of Loss
All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract:

		Standard or	Annual Fees		Restrictions/
Name of Benefit	Purpose	Optional	Current	Maximum	Limitations
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than the Contract Value.	Standard	$0	$0	None
Death Benefits
In the event a Participant dies before the accumulation period under a Contract is completed, a death benefit will be paid to the Participant’s designated beneficiary. The death benefit will equal the value of the Participant’s Units on the day we receive the claim in Good Order, less the full annual account fee.
Payment Methods
. You can elect to have the death benefit paid to your beneficiary: (1) in one lump sum by December 31st of the calendar year that contains the 10th anniversary of the date of death of the Owner, (2) as systematic withdrawals to completely distribute the death benefit amount by December 31st of the 10 th
anniversary of the participant’s death, (3) as a variable annuity (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (EDB)), or (4) a combination of the preceding three options, subject to the required minimum distribution rules of Section 401(a)(9) of the Code described below. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death. Additional special rules apply to surviving spouses, see “Spousal Continuation” below. A minor child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed with 10 years after that date. If a Participant does not make an election, his or her beneficiary must choose from these same three options (or a combination) before the later to occur of: the first anniversary of the Participant’s death or two months after Prudential receives due proof of the Participant’s death. For benefits accruing before December 31, 1986, Internal Revenue regulations require that a designated beneficiary must begin to receive payments no later than the earlier of (1) December 31 of the calendar year during which the tenth anniversary of the Participant’s death occurs or (2) December 31 of the calendar year in which annuity payments would be required to begin to satisfy the minimum distribution requirements described below. As of such date the election must be irrevocable and must apply to all subsequent years. However, if the election includes systematic withdrawals, the beneficiary may terminate them and receive the remaining balance in cash (or effect an annuity with it) or change the frequency, size or duration of the systematic payments.

If your spouse is the sole designated beneficiary, they have an option to roll death benefits into an IRA in their own name.
Non-spouse
beneficiaries are permitted to roll death benefits to an IRA from a qualified retirement plan, a governmental §457 plan, a §403(b) TDA or an IRA. The IRA receiving the death benefit must be titled and treated as an “inherited IRA”. A non-spouse
beneficiary may also roll death benefits to an “inherited Roth IRA”, subject to the income limits for Roth conversions. The required minimum distribution rules regarding non-spouse
beneficiaries apply.
Please note that if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the contract.
Required Minimum Distribution Rules
. Benefits accruing after December 31, 1986 under a Section 403(b) annuity contract are subject to required minimum distribution rules. These specify the time when payments must begin and the minimum amount that must be paid annually. For Owner deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements. The information provided below applies to Owners who die after 2019. If a Participant dies and has a designated beneficiary, any remaining interest must be distributed by December 31st of the year that includes the 10 year anniversary of your death, unless the designated beneficiary is an EDB or some other exception applies. An EDB may select an annuity under option 1, 2 or 4 described in the Available Forms of Annuity Sections below, with the payments to begin as of December 31 of the calendar year immediately following the calendar year in which the Participant died (or, if the Participant’s spouse is the designated beneficiary, December 31 of the calendar year in which the Participant would have become 72 years old, if that year is later, or age 73 shall apply to distributions required to be made after December 31, 2022 for individuals who attain 72 after such date). Options 3 and 5 described in the Available Forms of Annuity Section below may not be selected under these rules. In addition, the duration of any period certain annuity may not exceed the beneficiary’s life expectancy as determined under IRS tables. If the amount distributed to a beneficiary for a calendar year is less than the required minimum amount, a federal excise tax is imposed equal to 50% of the amount of the underpayment.
Please note that if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the contract.
ERISA.
Under certain types of retirement plans, ERISA requires that in the case of a married Participant who dies prior to the date payments could have begun, a death benefit be paid to the Participant’s spouse in the form of a “qualified pre-retirement
survivor annuity.” This is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the value of the Participant’s Units as of the date of the Participant’s death. In these cases, the spouse may waive the benefit in a form allowed by ERISA and relevant federal regulations. Generally, it must be in a writing which is notarized or witnessed by an authorized plan representative. If the spouse does not consent, or the consent is not in Good Order, 50% of the value of the Participant’s Units will be paid to the spouse, even if the Participant named someone else as the beneficiary. The remaining 50% will be paid to the designated beneficiary.
Annuity Option.
Under many retirement arrangements, a beneficiary who elects a fixed-dollar annuity death benefit may choose from among the forms of annuity available. (See “The Annuity Period—Available Forms of Annuity,” below.) He or she will be entitled to the same annuity purchase rate basis that would have applied if you were purchasing the annuity for yourself. The beneficiary may make this election immediately or at some time in the future.
Systematic Withdrawal Option.
If a beneficiary has chosen to receive the death benefit in the form of systematic withdrawals, he or she may terminate the withdrawals and receive the remaining value of the Participant’s Units in cash or to purchase an annuity. The beneficiary may also change the frequency or amount of withdrawals, subject to the required minimum distribution rules described below.
Until
Pay-Out.
Until all of your Units are redeemed and paid out in the form of a death benefit, they will be maintained for the benefit of your beneficiary. However, a beneficiary will not be allowed to make contributions or take a loan against the Units. No deferred sales charges will apply on withdrawals by a beneficiary.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract:

		Standard or	Annual Fees		Restrictions/
Name of Benefit	Purpose	Optional	Current	Maximum	Limitations
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than the Contract Value.	Standard	$0	$0	None

Guaranteed Minimum Death Benefit [Text Block]
Death Benefits
In the event a Participant dies before the accumulation period under a Contract is completed, a death benefit will be paid to the Participant’s designated beneficiary. The death benefit will equal the value of the Participant’s Units on the day we receive the claim in Good Order, less the full annual account fee.
Payment Methods
. You can elect to have the death benefit paid to your beneficiary: (1) in one lump sum by December 31st of the calendar year that contains the 10th anniversary of the date of death of the Owner, (2) as systematic withdrawals to completely distribute the death benefit amount by December 31st of the 10 th
anniversary of the participant’s death, (3) as a variable annuity (This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (EDB)), or (4) a combination of the preceding three options, subject to the required minimum distribution rules of Section 401(a)(9) of the Code described below. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death. Additional special rules apply to surviving spouses, see “Spousal Continuation” below. A minor child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed with 10 years after that date. If a Participant does not make an election, his or her beneficiary must choose from these same three options (or a combination) before the later to occur of: the first anniversary of the Participant’s death or two months after Prudential receives due proof of the Participant’s death. For benefits accruing before December 31, 1986, Internal Revenue regulations require that a designated beneficiary must begin to receive payments no later than the earlier of (1) December 31 of the calendar year during which the tenth anniversary of the Participant’s death occurs or (2) December 31 of the calendar year in which annuity payments would be required to begin to satisfy the minimum distribution requirements described below. As of such date the election must be irrevocable and must apply to all subsequent years. However, if the election includes systematic withdrawals, the beneficiary may terminate them and receive the remaining balance in cash (or effect an annuity with it) or change the frequency, size or duration of the systematic payments.

If your spouse is the sole designated beneficiary, they have an option to roll death benefits into an IRA in their own name.
Non-spouse
beneficiaries are permitted to roll death benefits to an IRA from a qualified retirement plan, a governmental §457 plan, a §403(b) TDA or an IRA. The IRA receiving the death benefit must be titled and treated as an “inherited IRA”. A non-spouse
beneficiary may also roll death benefits to an “inherited Roth IRA”, subject to the income limits for Roth conversions. The required minimum distribution rules regarding non-spouse
beneficiaries apply.
Please note that if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the contract.
Required Minimum Distribution Rules
. Benefits accruing after December 31, 1986 under a Section 403(b) annuity contract are subject to required minimum distribution rules. These specify the time when payments must begin and the minimum amount that must be paid annually. For Owner deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements. The information provided below applies to Owners who die after 2019. If a Participant dies and has a designated beneficiary, any remaining interest must be distributed by December 31st of the year that includes the 10 year anniversary of your death, unless the designated beneficiary is an EDB or some other exception applies. An EDB may select an annuity under option 1, 2 or 4 described in the Available Forms of Annuity Sections below, with the payments to begin as of December 31 of the calendar year immediately following the calendar year in which the Participant died (or, if the Participant’s spouse is the designated beneficiary, December 31 of the calendar year in which the Participant would have become 72 years old, if that year is later, or age 73 shall apply to distributions required to be made after December 31, 2022 for individuals who attain 72 after such date). Options 3 and 5 described in the Available Forms of Annuity Section below may not be selected under these rules. In addition, the duration of any period certain annuity may not exceed the beneficiary’s life expectancy as determined under IRS tables. If the amount distributed to a beneficiary for a calendar year is less than the required minimum amount, a federal excise tax is imposed equal to 50% of the amount of the underpayment.
Please note that if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the contract.
ERISA.
Under certain types of retirement plans, ERISA requires that in the case of a married Participant who dies prior to the date payments could have begun, a death benefit be paid to the Participant’s spouse in the form of a “qualified pre-retirement
survivor annuity.” This is an annuity for the lifetime of the Participant’s spouse in an amount which can be purchased with no less than 50% of the value of the Participant’s Units as of the date of the Participant’s death. In these cases, the spouse may waive the benefit in a form allowed by ERISA and relevant federal regulations. Generally, it must be in a writing which is notarized or witnessed by an authorized plan representative. If the spouse does not consent, or the consent is not in Good Order, 50% of the value of the Participant’s Units will be paid to the spouse, even if the Participant named someone else as the beneficiary. The remaining 50% will be paid to the designated beneficiary.
Annuity Option.
Under many retirement arrangements, a beneficiary who elects a fixed-dollar annuity death benefit may choose from among the forms of annuity available. (See “The Annuity Period—Available Forms of Annuity,” below.) He or she will be entitled to the same annuity purchase rate basis that would have applied if you were purchasing the annuity for yourself. The beneficiary may make this election immediately or at some time in the future.
Systematic Withdrawal Option.
If a beneficiary has chosen to receive the death benefit in the form of systematic withdrawals, he or she may terminate the withdrawals and receive the remaining value of the Participant’s Units in cash or to purchase an annuity. The beneficiary may also change the frequency or amount of withdrawals, subject to the required minimum distribution rules described below.
Until
Pay-Out.
Until all of your Units are redeemed and paid out in the form of a death benefit, they will be maintained for the benefit of your beneficiary. However, a beneficiary will not be allowed to make contributions or take a loan against the Units. No deferred sales charges will apply on withdrawals by a beneficiary.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A - PORTFOLIO AVAILABLE UNDER THE CONTRACT
The following is a list of the only portfolio currently available for investment through VCA 2. More information about the Fidelity Fund is available in the prospectus for the Fidelity Fund, which may be amended from time to time and can be requested at no cost by writing us at Empower, 8515 East Orchard Road, Greenwood Village, CO 80111, or by calling (855) 756-4738.
The current expenses and performance information below reflects fee and expenses of the Fidelity Fund, but do not reflect the other fees and expenses that VCA 2 may charge. Expenses would be higher and performance would be lower if these other charges were included. The Fidelity Fund’s past performance is not necessarily an indication of future performance.
Portfolio currently available for investment through the VCA 2 Contract:

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Initial Class)	Average Annual Total Returns (as of 12/31/2023) (Initial Class)
			1 year	5 year	10 year
Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity VIP Index 500 Portfolio • Adviser: Fidelity Management & Research Company LLC • Subadviser: Geode Capital Management, LLC	0.10%	26.19%	15.56%	11.92%

Prospectuses Available [Text Block]	The following is a list of the only portfolio currently available for investment through VCA 2. More information about the Fidelity Fund is available in the prospectus for the Fidelity Fund, which may be amended from time to time and can be requested at no cost by writing us at Empower, 8515 East Orchard Road, Greenwood Village, CO 80111, or by calling (855) 756-4738.
Portfolio Companies [Table Text Block]
Portfolio currently available for investment through the VCA 2 Contract:

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Initial Class)	Average Annual Total Returns (as of 12/31/2023) (Initial Class)
			1 year	5 year	10 year
Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity VIP Index 500 Portfolio • Adviser: Fidelity Management & Research Company LLC • Subadviser: Geode Capital Management, LLC	0.10%	26.19%	15.56%	11.92%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by participating in the Contract. For more information on the risk of loss, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”
Principal Risk [Text Block]
Risk of Loss
All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Contributions in the Contract is consistent with the purpose for which the investment is being considered.

For more information on the short-term investment risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Principal Risk [Text Block]
Not a Short-Term Investment
The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Contributions in the Contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment option available under the Contract (the Fidelity Fund). The Contract has its own unique risks, and you should review the Contract before making an investment decision.

For more information on the risks associated with the Contract, please refer to the section
of this prospectus titled “Principal Risks of Participating in the Contract.”

Principal Risk [Text Block]
Risks Associated with Variable Investment Options
You take all the investment risk for amounts allocated to VCA 2, which invests in the Fidelity Fund. If the assets in VCA 2 increase in value, then your Unit Value goes up; if they decrease in value, your Unit Value goes down. How much your Unit Value goes up or down depends on the performance of the Fidelity Fund. We do not guarantee the investment results of the Fidelity Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Fidelity Fund.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risks related to Prudential. No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contract. You should look to the financial strength of Prudential for its claims-paying ability. More information about Prudential is available upon request. Such requests can be made at (855)
756-4738.
Information about Prudential’s financial strength ratings can be found under “Investor Relations” at the bottom of the home page at www.prudential.com.

For more information on insurance company risks, please refer to the section of this prospectus titled “Principal Risks of Participating in the Contract.”

Principal Risk [Text Block]
Insurance Company Risk
No company other than Prudential has any legal responsibility to pay amounts that Prudential owes under the Contract. You should look to the financial strength of Prudential for its claims-paying ability. Prudential is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as
COVID-19),
utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Prudential and our ability to conduct business and process transactions. Although Prudential has business continuity plans, it is possible that the plans may not operate as intended or required and that Prudential may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

Annuitization [Member]
Prospectus:
Principal Risk [Text Block]
Annuitization
Once you annuitize your interest under the Contract, your decision is irrevocable. The impacts of this decision are:
∎
Your Unit Value is no longer available to you to allocate among investment options (to the extent allowed under the Contract) or make further withdrawals. Instead, you will be paid a stream of annuity payments.

∎	You generally cannot change the payment stream you chose once it has begun.
∎	The Death Benefit terminates upon annuitization.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences
The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Before payments are made under the Contract for your benefit or taking other action related to the Contract, you should consult with a qualified tax adviser for complete information and advice.

Fidelity VIP Index 500 Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.
Portfolio Company Name [Text Block]	Fidelity VIP Index 500 Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit

[1]	As a percentage of average account value.
[2]	“Base Contract” consists of the mortality and expense risk fee and the annual account fee of up to $30 (which rounds to less than 0.01%). In certain instances we do not charge the annual account fee or the mortality and expense risk fee.
[3]	“Investment options” denotes expenses that are deducted from Fidelity Fund assets, including investment management fees and other expenses.
[4]	Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a Contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the Contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
[5]	Administrative Expenses may be reduced based on recordkeeping arrangements for the Contract. While a Participant is receiving annuity payments, we do not charge the fee. If you have a fixed-dollar annuity contract, the fee will be divided between VCA 2 and the fixed-dollar contract.
[6]	While a Participant is receiving payments under the variable annuity certain option, we do not charge Base Contract Expenses.